Financial assets and liabilities - Fair Value Transfers (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Financial assets and liabilities
Transfers of assets from Level 1 to Level 2	$ 0
Transfers of assets from Level 2 to Level 1	0
Transfers of liabilities from Level 1 to Level 2	0
Transfers of liabilities from Level 2 to Level 1	$ 0